SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2024 USD ($)
Liabilities:
Subordinated convertible promissory notes	$ 5,490,324
Series A Convertible Preferred Stock	1,294,117
Total liabilities	6,784,441
Equity:
Warrants	2,687,074
Total equity	2,687,074
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Total liabilities
Equity:
Warrants
Total equity
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A Convertible Preferred Stock
Total liabilities
Equity:
Warrants
Total equity
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Subordinated convertible promissory notes	5,490,324
Series A Convertible Preferred Stock	1,294,117
Total liabilities	6,784,441
Equity:
Warrants	2,687,074
Total equity	$ 2,687,074